787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 811

October 27, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Specialty Series

Pre-Effective Amendment No. 1 to Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of SunAmerica Specialty Series (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-14 (File No. 333-177121) filed on September 30, 2011 (the “Registration Statement”). The Registration Statement relates to the (1) proposed acquisition by the SunAmerica Focused Alpha Growth Fund (the “FGF Acquiring Fund”), a series of the Registrant, of all of the assets and liabilities of the SunAmerica Focused Alpha Growth Fund, Inc. in exchange for Class A shares of the FGF Acquiring Fund; and (2) proposed acquisition by the SunAmerica Focused Alpha Large-Cap Fund (the “FGI Acquiring Fund”), a series of the Registrant, of all of the assets and liabilities of the SunAmerica Focused Alpha Large-Cap Fund, Inc. in exchange for Class A shares of the FGI Acquiring Fund. The Amendment is being filed to reflect the comments provided by the Staff and other non-material changes to the Registration Statement.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8681.

Sincerely,

/s/ Armando Capasso

Armando Capasso

Enclosures

cc:	Kathleen Fuentes, SunAmerica Asset Management Corp.

Margery K. Neale, Willkie Farr & Gallagher LLP

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